Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Nov. 08, 2018	Dec. 31, 2017
Warrants to purchase common stock		172,000
Warrant exercise price		$ 2.40
Warrant expiration date		Nov. 07, 2021
Settlement of warrants		$ 81,353
Number of warrants granted	353,250
Warrant [Member]
Warrants to purchase common stock	353,250
Number of warrants granted	172,000